Organization, Consolidation and Principal Activities - Summary of Assets and Liabilities of the VIE's included in the Company's consolidated balance sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash	$ 14,990	¥ 97,807			¥ 126,779
Restricted cash	912	5,948			0
Short-term investments	30,893	201,578			56,275
Accounts receivable	58,429	381,248			276,966
Prepayments and other current assets	6,967	45,462			43,058
Amounts due from related parties	451	2,940			18,392
Total current assets	112,642	734,983			521,470
Non-current assets:
Property and equipment, net	3,585	23,390			25,632
Intangible assets, net	17,163	111,990			66,818
Long-term investments	163	1,065			1,715
Operating lease right-of-use assets, net	4,986	32,534	$ 753	¥ 4,915	0
Goodwill	18,195	118,724			26,231	¥ 16,412
Deferred tax assets	363	2,370			3,893
Other non-current assets	16,169	105,501			98,137
Total non-current assets	60,624	395,574			222,426
Total assets	173,266	1,130,557			743,896
Current liabilities:
Accounts payable	41,217	268,939			232,276
Accrued expenses and other current liabilities	16,206	105,744			75,825
Short-term debt	11,316	73,837			143,979
Short-term lease liabilities	2,714	17,707			0
Total current liabilities	71,453	466,227			452,080
Non-current liabilities:
Deferred tax liabilities	111	727			2,556
Long-term debt	1,988	12,972			19,921
Long-term lease liabilities	2,241	14,623			0
Other non-current liabilities	6,286	41,014			22,766
Total non-current liabilities	9,425	61,499			37,264
Total liabilities	80,878	527,726			489,344
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash	14,254	93,007			126,677
Restricted cash	61	401			0
Short-term investments	5,308	34,634			56,275
Accounts receivable	58,429	381,248			276,966
Prepayments and other current assets	6,845	44,662			43,058
Amounts due from related parties	451	2,940			18,392
Total current assets	85,348	556,892			521,368
Non-current assets:
Property and equipment, net	3,572	23,310			25,632
Intangible assets, net	17,163	111,990			66,818
Long-term investments	163	1,065			1,715
Operating lease right-of-use assets, net	4,986	32,534			0
Goodwill	18,195	118,724			26,231
Deferred tax assets	363	2,370			3,893
Other non-current assets	16,169	105,501			98,137
Total non-current assets	60,611	395,494			222,426
Total assets	145,959	952,386			743,794
Current liabilities:
Accounts payable	41,217	268,939			232,276
Accrued expenses and other current liabilities	15,640	102,053			75,757
Short-term debt	11,316	73,837			143,979
Short-term lease liabilities	2,714	17,707			0
Total current liabilities	70,887	462,536			452,012
Non-current liabilities:
Deferred tax liabilities	111	727			2,556
Long-term debt	787	5,135			11,942
Long-term lease liabilities	2,241	14,623			0
Other non-current liabilities	6,286	41,014			22,766
Total non-current liabilities	9,425	61,499			37,264
Total liabilities	$ 80,312	¥ 524,035			¥ 489,276